Note 17 - Restricted Cash (Details Textual)		12 Months Ended
	Sep. 18, 2019 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 AUD ($)	Sep. 30, 2020 AUD ($)
Restricted Cash, Total			$ 6,963,377			$ 4,493,313
Interest Income, Deposits with Financial Institutions, Total		$ 44,830	$ 25,113
Security Deposit on HRL's Credit Card [Member]
Security Deposit				$ 15,000
Performance Guarantee [Member]
Restricted Cash, Total	$ 5,000,000
Deposit, Term (Month)	3 years 180 days
Bank Guarantee for Commercial Lease [Member]
Security Deposit					$ 250,000
Security Deposit on Credit Cards [Member]
Security Deposit					$ 70,000